UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPC

Nuveen Preferred Income Opportunities Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 137.8% (99.4% of Total Investments)

	COMMON STOCKS – 0.5% (0.3% of Total Investments)

	Capital Markets – 0.5%

164,035	Ares Capital Corporation			$2,887,016
101,032	TPG Specialty Lending, Inc.			2,112,579
	Total Common Stocks (cost $4,402,264)			4,999,595

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 50.8% (36.7% of Total Investments)

	Banks – 9.6%

76,982	Boston Private Financial Holdings Inc.	6.950%	N/R	$1,978,437
148,791	Citigroup Inc.	8.125%	BB+	4,142,341
393,498	Citigroup Inc.	7.125%	BB+	11,533,426
148,251	Countrywide Capital Trust III	7.000%	BBB–	3,810,051
162,199	Cowen Group, Inc.	8.250%	N/R	4,382,617
218,907	Fifth Third Bancorp.	6.625%	Baa3	6,256,362
178,757	FNB Corporation	7.250%	Ba2	5,282,269
138,932	HSBC Holdings PLC	8.000%	Baa1	3,733,103
414,200	Huntington BancShares Inc.	6.250%	Baa3	11,224,820
109,175	KeyCorp	6.125%	Baa3	3,070,001
82,000	People’s United Financial, Inc.	5.625%	BB+	2,259,920
309,958	Private Bancorp Incorporated	7.125%	N/R	7,938,024
449,744	Regions Financial Corporation	6.375%	Ba1	12,660,294
155,751	TCF Financial Corporation	7.500%	BB–	3,982,553
132,000	U.S. Bancorp.	6.500%	A3	3,872,880
216,373	Webster Financial Corporation, (3)	6.400%	Baa3	5,549,967
73,475	Western Alliance Bancorp.	6.250%	N/R	1,858,918
187,983	Zions Bancorporation	7.900%	BB–	4,787,927
39,465	Zions Bancorporation	6.300%	BB–	1,129,488
	Total Banks			99,453,398

	Capital Markets – 7.7%

130,200	Apollo Investment Corporation	6.875%	BBB–	3,386,502
122,918	Apollo Investment Corporation	6.625%	BBB–	3,109,825
185,789	Capitala Finance Corporation	7.125%	N/R	4,730,002
133,500	Charles Schwab Corporation, (3)	6.000%	BBB	3,657,900
74,047	Charles Schwab Corporation	5.950%	BBB	1,996,307
120,805	Fifth Street Finance Corporation	6.125%	BB	3,043,078
14,840	Gladstone Capital Corporation	6.750%	N/R	377,975
74,600	Goldman Sachs Group, Inc.	5.500%	Ba1	2,011,216
163,458	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	4,153,468
336,880	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	8,536,539
720,100	Morgan Stanley	7.125%	Ba1	21,134,935
219,900	Morgan Stanley	6.875%	Ba1	6,377,100
58,600	Morgan Stanley	5.850%	Ba1	1,545,868
67,500	Northern Trust Corporation	5.850%	BBB+	1,817,775
261,622	Solar Capital Limited	6.750%	BBB–	6,671,361
51,445	State Street Corporation	5.350%	Baa1	1,374,610
74,800	Stifel Financial Corporation	6.250%	BB–	1,974,720
119,001	Triangle Capital Corporation	6.375%	N/R	3,040,476
	Total Capital Markets			78,939,657

NUVEEN	1

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Consumer Finance – 3.6%

377,000	Discover Financial Services	6.500%	BB–	$9,752,990
887,210	GMAC Capital Trust I	8.125%	B+	22,588,367
99,855	SLM Corporation, Series A	6.970%	Ba3	4,997,743
	Total Consumer Finance			37,339,100

	Diversified Financial Services – 1.2%

350,925	KKR Financial Holdings LLC	7.375%	BBB	9,071,411
141,562	Main Street Capital Corporation	6.125%	N/R	3,701,846
	Total Diversified Financial Services			12,773,257

	Diversified Telecommunication Services – 1.2%

302,674	Qwest Corporation	7.000%	BBB–	7,660,679
197,715	Qwest Corporation	6.875%	BBB–	5,041,733
	Total Diversified Telecommunication Services			12,702,412

	Equity Real Estate Investment Trusts – 1.2%

182,859	Colony Northstar, Inc.	8.875%	N/R	4,726,905
109,616	Colony Northstar, Inc.	8.250%	N/R	2,805,073
97,631	Penn Real Estate Investment Trust	8.250%	N/R	2,484,709
106,502	Senior Housing Properties Trust	5.625%	BBB–	2,654,030
	Total Equity Real Estate Investment Trusts			12,670,717

	Food Products – 3.5%

195,200	CHS Inc.	7.875%	N/R	5,641,280
471,994	CHS Inc., (3)	7.100%	N/R	13,277,191
441,504	CHS Inc., (3), (4)	6.750%	N/R	11,982,419
23,000	Dairy Farmers of America Inc., 144A, (5)	7.875%	Baa3	2,461,000
19,500	Dairy Farmers of America Inc., 144A, (5)	7.875%	Baa3	2,210,813
	Total Food Products			35,572,703

	Insurance – 10.9%

186,018	Arch Capital Group Limited	6.750%	BBB	4,711,836
302,283	Argo Group US Inc., (3)	6.500%	BBB–	7,726,354
83,813	Aspen Insurance Holdings Limited	7.250%	BBB–	2,135,555
408,600	Aspen Insurance Holdings Limited	5.950%	BBB–	11,277,360
58,900	Aspen Insurance Holdings Limited	5.625%	BBB–	1,437,160
103,700	Axis Capital Holdings Limited	5.500%	BBB	2,511,614
56,900	Delphi Financial Group, Inc., (5)	7.376%	BB+	1,282,031
227,440	Endurance Specialty Holdings Limited, (3)	6.350%	BBB–	5,995,318
140,276	Hartford Financial Services Group Inc.	7.875%	BBB–	4,340,139
536,100	Kemper Corporation	7.375%	Ba1	14,313,870
370,026	Maiden Holdings Limited	8.250%	BB	9,491,167
233,932	Maiden Holdings NA Limited, (3)	8.000%	BBB–	5,958,482
265,033	Maiden Holdings NA Limited	7.750%	BBB–	6,983,620
106,195	National General Holding Company	7.625%	N/R	2,678,238
76,400	National General Holding Company	7.500%	N/R	1,977,232
153,954	National General Holding Company	7.500%	N/R	3,928,906
65,043	PartnerRe Limited	7.250%	Baa2	1,881,694
279,732	Reinsurance Group of America Inc.	6.200%	BBB	8,232,513
361,700	Reinsurance Group of America, Inc.	5.750%	BBB	10,073,345
204,400	Torchmark Corporation	6.125%	BBB+	5,420,688
	Total Insurance			112,357,122

	Mortgage Real Estate Investment Trusts – 0.8%

109,063	Arbor Realty Trust Incorporated	7.375%	N/R	2,764,747
96,986	MFA Financial Inc.	8.000%	N/R	2,494,480
107,000	Wells Fargo REIT	6.375%	BBB+	2,867,600
	Total Mortgage Real Estate Investment Trusts			8,126,827

2	NUVEEN

Shares	Description (1)	Coupon		Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 0.7%

80,400	Nustar Energy LP	8.500%		Ba3	$2,153,112
206,105	Nustar Logistics Limited Partnership	7.625%		Ba2	5,282,471
	Total Oil, Gas & Consumable Fuels				7,435,583

	Real Estate Management & Development – 0.5%

179,862	Kennedy-Wilson Inc.	7.750%		BB–	4,645,836

	Specialty Retail – 0.8%

256,074	TravelCenters of America LLC	8.000%		N/R	6,568,298
62,133	TravelCenters of America LLC	8.000%		N/R	1,590,605
	Total Specialty Retail				8,158,903

	Thrifts & Mortgage Finance – 0.6%

229,100	New York Community Bancorp Inc.	6.375%		Ba1	6,277,340

	Wireless Telecommunication Services – 1.0%

391,199	United States Cellular Corporation, (3)	7.250%		Ba1	10,425,453

	U.S. Agency – 7.5%

128,500	AgriBank FCB, (5)	6.875%		BBB+	14,279,563
172,975	Cobank Agricultural Credit Bank, 144A, (5)	6.250%		BBB+	17,848,858
57,511	Cobank Agricultural Credit Bank, (5)	6.200%		BBB+	5,939,811
38,725	Cobank Agricultural Credit Bank, (5)	6.125%		BBB+	3,844,668
246,300	Farm Credit Bank of Texas, 144A, (5)	6.750%		Baa1	26,708,156
160,700	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,321,223
143,400	Federal Agricultural Mortgage Corporation	6.000%		N/R	4,022,370
	Total U.S. Agency				76,964,649
	Total $25 Par (or similar) Retail Preferred (cost $493,381,696)				523,842,957

Shares	Description (1)	Coupon		Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.3% (1.7% of Total Investments)

	Electric Utilities – 2.3%

253,150	Great Plains Energy Inc.	7.000%		N/R	$13,695,415
167,100	NextEra Energy Inc.	6.371%		BBB	10,266,624
	Total Convertible Preferred Securities (cost $23,049,056)				23,962,039

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 16.9% (12.2% of Total Investments)

	Banks – 3.6%

$7,660	Bank of America Corporation	6.300%	N/A (6)	BB+	$8,435,575
2,500	Bank of America Corporation	6.250%	N/A (6)	BB+	2,681,525
7,985	Citigroup Inc.	5.875%	N/A (6)	BB+	8,325,960
5,055	ING Groep N.V, (7)	6.500%	N/A (6)	BBB–	5,187,694
9,430	JP Morgan Chase & Company	5.300%	N/A (6)	BBB–	9,831,246
2,100	Standard Chartered PLC, 144A, (7)	6.500%	N/A (6)	Ba1	2,113,125
34,730	Total Banks				36,575,125

	Biotechnology – 0.3%

3,500	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	3,325,000

	Capital Markets – 1.1%

11,100	Goldman Sachs Group Inc.	5.375%	N/A (6)	Ba1	11,507,925

	Chemicals – 0.5%

4,675	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	4,774,344

NUVEEN	3

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 0.8%

$1,520	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	$1,577,000
6,040	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	6,493,000
7,560	Total Commercial Services & Supplies				8,070,000

	Consumer Finance – 0.3%

3,000	Navient Corporation	8.000%	3/25/20	BB	3,300,000

	Diversified Financial Services – 0.3%

3,170	BNP Paribas, 144A, (7)	7.625%	N/A (6)	BBB–	3,443,571

	Diversified Telecommunication Services – 1.3%

13,725	Frontier Communications Corporation, (3)	11.000%	9/15/25	BB–	13,227,469

	Equity Real Estate Investment Trusts – 1.0%

9,175	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	9,791,468

	Food Products – 0.2%

1,310	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	1,460,650

	Health Care Providers & Services – 0.7%

6,695	Kindred Healthcare Inc.	8.000%	1/15/20	B–	6,912,588

	Insurance – 0.2%

2,010	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	2,463,874

	Internet Software & Services – 0.3%

3,285	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	3,441,038

	Media – 1.0%

8,750	Dish DBS Corporation	7.750%	7/01/26	Ba3	10,248,437

	Oil, Gas & Consumable Fuels – 0.6%

6,200	Enviva Parnters LP / Enviva Partners Finance Corp., 144A	8.500%	11/01/21	B+	6,572,000

	Real Estate Management & Development – 0.3%

3,200	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	3,456,000

	Semiconductors & Semiconductor Equipment – 1.0%

9,000	Micron Technology, Inc.	7.500%	9/15/23	Baa2	10,080,000

	Software – 0.4%

3,700	Conduent Finance Inc / Xerox Business Services LLC, 144A	10.500%	12/15/24	BB	4,292,000

	Specialty Retail – 0.6%

6,450	L Brands, Inc.	6.875%	11/01/35	BB+	6,359,700

	Technology Hardware, Storage & Peripherals – 1.4%

12,235	Western Digital Corporation	10.500%	4/01/24	BB+	14,437,300

	Wireless Telecommunication Services – 1.0%

3,175	Altice Financing SA, 144A	7.500%	5/15/26	BB–	3,429,000
5,875	Viacom Inc.	6.875%	4/30/36	BBB	6,825,651
9,050	Total Wireless Telecommunication Services				10,254,651
$162,520	Total Corporate Bonds (cost $168,820,390)				173,993,140

4	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 67.3% (48.5% of Total Investments)

	Banks – 34.1%

2,320	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (7)	6.750%	N/A (6)	Baa1	$2,572,987
2,600	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (7)	9.000%	N/A (6)	BB	2,740,130
600	Banco Santander SA, Reg S, (7)	6.375%	N/A (6)	Ba1	611,190
1,476	Bank of America Corporation	8.000%	N/A (6)	BB+	1,531,350
26,240	Bank of America Corporation, (4)	6.500%	N/A (6)	BB+	29,159,200
3,575	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	4,503,388
15,935	Barclays PLC, (7)	8.250%	N/A (6)	BB+	16,950,856
12,225	Citigroup Inc.	6.250%	N/A (6)	BB+	13,309,969
8,885	Citigroup Inc.	6.125%	N/A (6)	BB+	9,467,412
1,900	Citigroup Inc.	5.950%	N/A (6)	BB+	1,998,040
2,925	Citigroup Inc., (4)	5.800%	N/A (6)	BB+	3,056,625
7,214	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	7,448,454
3,960	Commerzbank AG, 144A	8.125%	9/19/23	BBB	4,681,405
5,915	Credit Agricole SA, 144A, (7)	8.125%	N/A (6)	BB+	6,527,912
3,950	Credit Agricole, S.A, 144A, (7)	6.625%	N/A (6)	BB+	4,033,155
37,361	General Electric Capital Corporation	5.000%	N/A (6)	A	39,406,514
4,204	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	Baa1	6,453,140
3,615	HSBC Holdings PLC, (7)	6.875%	N/A (6)	BBB	3,915,045
10,175	Intesa Sanpaolo SpA, 144A, (7)	7.700%	N/A (6)	Ba3	10,035,094
26,680	JP Morgan Chase & Company	6.750%	N/A (6)	BBB–	30,095,040
125	JP Morgan Chase & Company	6.100%	N/A (6)	BBB–	134,063
8,475	JP Morgan Chase & Company	7.900%	N/A (6)	BBB–	8,856,375
3,485	KeyCorp	5.000%	N/A (6)	Baa3	3,485,000
20,990	Lloyds Banking Group PLC, (7)	7.500%	N/A (6)	BB+	22,616,725
3,760	M&T Bank Corporation	6.450%	N/A (6)	Baa2	4,079,600
3,665	M&T Bank Corporation	5.125%	N/A (6)	Baa2	3,706,231
4,000	Nordea Bank AB, 144A, (7)	6.125%	N/A (6)	BBB	4,130,000
14,495	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	16,361,231
4,655	PNC Financial Services	5.000%	N/A (6)	Baa2	4,701,224
3,005	Royal Bank of Scotland Group PLC, (7)	8.625%	N/A (6)	BB–	3,243,897
4,883	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	5,786,355
3,325	Royal Bank of Scotland Group PLC, (7)	7.500%	N/A (6)	BB–	3,443,453
6,246	Societe Generale, 144A, (7)	7.875%	N/A (6)	BB+	6,620,760
6,795	Societe Generale, 144A, (7)	7.375%	N/A (6)	BB+	7,185,712
735	Standard Chartered PLC, 144A, (7)	7.500%	N/A (6)	Ba1	784,061
4,995	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	5,257,238
3,570	SunTrust Bank Inc.	5.050%	N/A (6)	Baa3	3,570,000
250	U.S. Bancorp	5.125%	N/A (6)	A3	264,763
850	UniCredit SpA, Reg S, (7)	8.000%	N/A (6)	B+	837,177
3,750	Wachovia Capital Trust III	5.570%	N/A (6)	BBB	3,764,063
8,641	Wells Fargo & Company, (4)	7.980%	N/A (6)	BBB	9,040,646
28,925	Wells Fargo & Company	5.875%	N/A (6)	BBB	31,383,625
3,450	Zions Bancorporation	7.200%	N/A (6)	BB–	3,726,000
	Total Banks				351,475,105

	Capital Markets – 3.3%

3,270	Bank of New York Mellon	4.950%	N/A (6)	Baa1	3,400,800
8,920	Credit Suisse Group AG, 144A, (7)	7.500%	N/A (6)	BB	9,892,637
2,265	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	2,351,353
2,400	Macquarie Bank Limited, 144A, (7)	6.125%	N/A (6)	Ba1	2,443,200
3,505	Morgan Stanley	5.550%	N/A (6)	Ba1	3,669,297
1,225	State Street Corporation	5.250%	N/A (6)	Baa1	1,286,250
3,655	UBS Group AG, Reg S, (7)	7.125%	N/A (6)	BB+	3,878,869
6,250	UBS Group AG, Reg S, (7)	7.000%	N/A (6)	BB+	6,875,000
	Total Capital Markets				33,797,406

	Commercial Services & Supplies – 0.3%

3,245	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	3,407,250

NUVEEN	5

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 1.6%

3,396	American Express Company	5.200%	N/A (6)	Baa2	$3,519,105
1,900	American Express Company	4.900%	N/A (6)	Baa2	1,929,450
10,730	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	11,159,200
	Total Consumer Finance				16,607,755

	Diversified Financial Services – 3.9%

14,800	Agstar Financial Services Inc., 144A,	6.750%	N/A (6)	BB	15,845,250
4,065	BNP Paribas, 144A, (7)	7.375%	N/A (6)	BBB–	4,324,144
5,670	BNP Paribas, 144A	7.195%	N/A (6)	BBB	6,307,875
2,300	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (6)	A	2,363,250
7,443	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	8,689,703
1,955	Voya Financial Inc.	5.650%	5/15/53	Baa3	2,018,538
	Total Diversified Financial Services				39,548,760

	Electric Utilities – 2.5%

2,250	Electricite de France, 144A	5.250%	N/A (6)	BBB	2,250,000
20,850	Emera, Inc., (3)	6.750%	6/15/76	BBB–	22,961,063
	Total Electric Utilities				25,211,063

	Energy Equipment & Services – 0.3%

3,115	Transcanada Trust	5.875%	8/15/76	BBB	3,348,625

	Equity Real Estate Investment Trusts – 1.4%

11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (6)	Ba1	14,558,094

	Food Products – 4.0%

2,245	Dairy Farmers of America Inc., 144A	7.125%	N/A (6)	Baa3	2,472,306
23,545	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	25,193,150
6,240	Land O’ Lakes Incorporated, 144A	7.250%	N/A (6)	BB	6,318,000
6,750	Land O’Lakes Inc., 144A	8.000%	N/A (6)	BB	7,222,500
	Total Food Products				41,205,956

	Insurance – 14.1%

2,650	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (6)	N/R	2,836,547
4,115	Aviva PLC, Reg S	8.250%	N/A (6)	BBB+	4,243,590
1,205	AXA SA	8.600%	12/15/30	A3	1,680,975
2,460	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (6)	A	2,576,850
2,300	CNP Assurances, Reg S	7.500%	N/A (6)	BBB+	2,449,507
25,585	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	23,090,462
1,755	Friends Life Group PLC, Reg S	7.875%	N/A (6)	A–	1,880,521
2,108	La Mondiale SAM, Reg S	7.625%	N/A (6)	BBB	2,279,060
6,590	Liberty Mutual Group, 144A, (3)	7.800%	3/07/87	Baa3	7,627,925
9,335	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/67	BBB	11,906,792
4,160	MetLife Inc., 144A	9.250%	4/08/38	BBB	5,985,200
3,425	MetLife Inc.	5.250%	N/A (6)	BBB	3,556,863
1,150	Nationwide Financial Services Capital Trust, (3)	7.899%	3/01/37	Baa2	1,261,824
9,550	Nationwide Financial Services Inc., (3)	6.750%	5/15/67	Baa2	10,123,000
6,855	Provident Financing Trust I	7.405%	3/15/38	Baa3	7,746,150
3,315	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,662,425
11,675	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa2	13,324,094
2,340	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,576,246
15,955	Sirius International Group Limited, 144A	7.506%	N/A (6)	BB+	16,274,100
19,553	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	19,968,501
	Total Insurance				145,050,632

6	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.2%

2,215	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	$2,334,056

	Metals & Mining – 0.6%

5,625	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	6,103,125

	U.S. Agency – 1.0%

7,790	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	8,490,453
1,700	Farm Credit Bank of Texas, 144A	10.000%	N/A (6)	Baa1	2,086,750
	Total U.S. Agency				10,577,203
	Total $1,000 Par (or similar) Institutional Preferred (cost $649,026,993)				693,225,030
	Total Long-Term Investments (cost $1,338,680,399)				1,420,022,761

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.8% (0.6% of Total Investments)

	REPURCHASE AGREEMENTS – 0.8% (0.6% of Total Investments)

$8,685	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/17, repurchase price $8,685,387, collateralized by $8,545,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $8,865,010	0.090%	5/01/17		$8,685,322
	Total Short-Term Investments (cost $8,685,322)				8,685,322
	Total Investments (cost $1,347,365,721) – 138.6%				1,428,708,083
	Borrowings – (39.2)% (8), (9)				(404,100,000)
	Other Assets Less Liabilities – 0.6% (10)				6,057,886
	Net Assets Applicable to Common Shares – 100%				$1,030,665,969

Investments in Derivatives as of April 30, 2017

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$114,296,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(344,704)	$(1,859,441)
JPMorgan Chase Bank, N.A.	114,296,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(1,294,377)	(3,497,856)
	$228,592,000								$(1,639,081)	$(5,357,297)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	7

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,999,595	$—	$—	$4,999,595
$25 Par (or similar) Retail Preferred	449,268,057	74,574,900	—	523,842,957
Convertible Preferred Securities	23,962,039	—	—	23,962,039
Corporate Bonds	—	173,993,140	—	173,993,140
$1,000 Par (or similar) Institutional Preferred	—	693,225,030	—	693,225,030

Short-Term Investments:
Repurchase Agreements	—	8,685,322	—	8,685,322

Investments in Derivatives:
Interest Rate Swaps	—	(5,357,297)	—	(5,357,297)
Total	$478,229,691	$945,121,095	$—	$1,423,350,786
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $1,349,710,084.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$83,150,310
Depreciation	(4,152,311)
Net unrealized appreciation (depreciation) of investments	$78,997,999

8	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $93,990,346.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $134,406,394, representing 13.0% and 9.4% of Net Assets Applicable to Common Shares and Total Investments, respectively.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $998,567,480 have been pledged as collateral for borrowings.

(9)	Borrowings as a percentage of Total Investments is 28.3%.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017